Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.55367%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,755,765.17

Principal:
Principal Collections	$28,132,985.35
Prepayments in Full	$14,818,363.50
Liquidation Proceeds	$752,601.78
Recoveries	$59,545.40
Sub Total	$43,763,496.03
Collections	$48,519,261.20

Purchase Amounts:
Purchase Amounts Related to Principal	$87,005.78
Purchase Amounts Related to Interest	$695.45
Sub Total	$87,701.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,606,962.43

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,606,962.43
Servicing Fee	$978,584.86	$978,584.86	$0.00	$0.00	$47,628,377.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,628,377.57
Interest - Class A-2a Notes	$1,061,780.77	$1,061,780.77	$0.00	$0.00	$46,566,596.80
Interest - Class A-2b Notes	$355,172.39	$355,172.39	$0.00	$0.00	$46,211,424.41
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$44,164,584.41
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$43,759,164.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,759,164.41
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$43,566,526.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,566,526.41
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,566,526.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,566,526.41
Regular Principal Payment	$46,256,487.85	$43,566,526.41	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,606,962.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,566,526.41
Total					$43,566,526.41

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$33,345,400.66	$81.77	$1,061,780.77	$2.60	$34,407,181.43	$84.37
Class A-2b Notes	$10,221,125.75	$81.77	$355,172.39	$2.84	$10,576,298.14	$84.61
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$43,566,526.41	$27.59	$4,061,851.16	$2.57	$47,628,377.57	$30.16

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$277,589,744.90	0.6807007	$244,244,344.24	0.5989317
Class A-2b Notes	$85,087,587.33	0.6807007	$74,866,461.58	0.5989317
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,078,817,332.23	0.6832542	$1,035,250,805.82	0.6556619

Pool Information
Weighted Average APR	4.845%	4.846%
Weighted Average Remaining Term	48.37	47.57
Number of Receivables Outstanding	34,708	34,045
Pool Balance	$1,174,301,836.03	$1,129,818,974.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,105,780,768.79	$1,064,139,792.94
Pool Factor	0.6975902	0.6711653

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$65,679,182.00
Targeted Overcollateralization Amount	$97,258,130.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,568,169.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$691,904.68
(Recoveries)		24	$59,545.40
Net Loss for Current Collection Period			$632,359.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6462%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9312%
Second Prior Collection Period			0.5049%
Prior Collection Period			0.5888%
Current Collection Period			0.6587%
Four Month Average (Current and Prior Three Collection Periods)			0.6709%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		808	$5,339,313.32
(Cumulative Recoveries)			$178,336.10
Cumulative Net Loss for All Collection Periods			$5,160,977.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3066%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,608.06
Average Net Loss for Receivables that have experienced a Realized Loss			$6,387.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.91%	231	$10,323,527.15
61-90 Days Delinquent	0.14%	40	$1,554,670.12
91-120 Days Delinquent	0.03%	9	$342,107.63
Over 120 Days Delinquent	0.02%	5	$176,821.28
Total Delinquent Receivables	1.10%	285	$12,397,126.18

Repossession Inventory:
Repossessed in the Current Collection Period		23	$1,111,385.60
Total Repossessed Inventory		34	$1,701,403.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1610%
Prior Collection Period			0.1642%
Current Collection Period			0.1586%
Three Month Average			0.1613%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1835%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	94	$4,020,147.10
2 Months Extended	174	$8,215,509.67
3+ Months Extended	25	$1,047,517.28

Total Receivables Extended	293	$13,283,174.05

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer